Financial liabilities - Financial Liabilities Per Maturity (Details) € in Thousands		6 Months Ended
	Aug. 11, 2020 EUR (€) installment	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		€ 19,088	€ 18,723
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		(1,454)	1,120
Repayments of borrowings/leases liabilities		(1,121)	(1,037)
Exchange rate variation (non cash)		(5)	9
Financial liabilities at end of period		16,502	18,817
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Proceeds from borrowing	€ 1,700
Notional amount	€ 6,800
Financing agreement, number of instalments | installment	4
Financing agreement, remaining number of instalments | installment	3
Repayable advance received				€ 1,454
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		150	450
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(150)	0
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		0	450
Lease liabilities – Real estate property
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period			418
Proceeds from borrowing			0
Proceeds from lease liabilities and other non cash effects			0
Repayments of borrowings/leases liabilities			(418)
Exchange rate variation (non cash)			0
Financial liabilities at end of period			0
Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Proceeds from borrowing			0
Proceeds from lease liabilities and other non cash effects			0
Exchange rate variation (non cash)			0
Financial liabilities down payment at beginning of period			(74)
Repayments of borrowings, down payment			74
Financial liabilities down payment at end of period			0
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		1,454
Proceeds from borrowing		0
Proceeds from lease liabilities and other non cash effects		(1,454)
Repayments of borrowings/leases liabilities		0
Exchange rate variation (non cash)		0
Financial liabilities at end of period		0
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		2,387	1,437
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	1,120
Repayments of borrowings/leases liabilities		(255)	0
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		2,131	2,557
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		447	496
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(18)	(3)
Exchange rate variation (non cash)		(5)	9
Financial liabilities at end of period		423	502
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		639	815
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(87)	(87)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		551	728
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		21	37
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(6)	(9)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		14	28
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		41
Proceeds from borrowing		0
Proceeds from lease liabilities and other non cash effects		0
Repayments of borrowings/leases liabilities		(2)
Exchange rate variation (non cash)		0
Financial liabilities at end of period		39
Borrowing – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		262	319
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(25)	(27)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		236	292
Borrowing – Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		13,687	14,826
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(579)	(567)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		€ 13,107	€ 14,259